Income tax and social contribuition (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 95,872	R$ 98,856
Deferred tax liabilities	1,790,362	1,832,087
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(54,236)	(67,578)
Deferred tax expense (income) recognised in profit or loss	(33,664)	(13,342)
Deferred tax expense (income) recognised in OCI	0
Other components of deferred tax expense (income)	21,464	0
Deferred Income Tax And Social Contribution	(42,036)	(54,236)
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	4,496	2,248
Deferred tax expense (income) recognised in profit or loss	(2,248)	(2,248)
Deferred tax expense (income) recognised in OCI	0
Other components of deferred tax expense (income)	0	0
Deferred Income Tax And Social Contribution	6,744	4,496
Technological Inovation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	729,868	602,536
Deferred tax expense (income) recognised in profit or loss	(131,503)	(128,995)
Deferred tax expense (income) recognised in OCI	0
Other components of deferred tax expense (income)	(2,040)	(1,663)
Deferred Income Tax And Social Contribution	863,411	729,868
Other Temporary Differences Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(484,744)	(544,602)
Deferred tax expense (income) recognised in profit or loss	(48,690)	(59,858)
Deferred tax expense (income) recognised in OCI	44,442
Other components of deferred tax expense (income)	(1,253)	0
Deferred Income Tax And Social Contribution	(479,243)	(484,744)
Other Temporary Differences - Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,537,847	1,472,213
Deferred tax expense (income) recognised in profit or loss	192,147	(57,129)
Deferred tax expense (income) recognised in OCI	0
Other components of deferred tax expense (income)	86	8,505
Deferred Income Tax And Social Contribution	1,345,614	1,537,847
Deferred Tax Liability Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,733,231	1,464,817
Deferred tax expense (income) recognised in profit or loss	(23,958)	(261,573)
Deferred tax expense (income) recognised in OCI	44,442
Other components of deferred tax expense (income)	18,257	6,841
Deferred Income Tax And Social Contribution	1,694,490	R$ 1,733,231
Deferred tax assets	95,872
Deferred tax liabilities	R$ 1,790,362